INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred income tax	$ (7,618)	$ 29,720	$ (12,372)
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current income tax	(138,831)	(52,971)	(18,798)
Deferred income tax	7,618	(29,720)	12,372
Total income taxes expense	$ (131,213)	$ (82,691)	$ (6,426)